Revenue Recognition - Estimated revenue (Details) ¥ in Thousands	Jun. 30, 2025 JPY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
2025 (remainder)	¥ 11,966
2026	16,075
2027	9,837
2028	3,384
2029	1,686
2030 and thereafter	348
Total remaining revenue performance obligation	¥ 43,296
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation satisfaction period	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation satisfaction period